AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
1
Shares Security Description Value
Equity Securities - 95.2%
Common Stock - 94.5%
Communications - 0.2%
16,900 America Movil SAB de CV, ADR $ 354,900
1,719 Cisco Systems, Inc. 117,614
34,119 Telefonica SA, ADR 173,324
645,838
Consumer Cyclical - 3.0%
200 Airbnb, Inc., Class A
(a)
24,284
4,100 Alimentation Couche-Tard, Inc. 217,659
200 Amazon.com, Inc.
(a)
43,914
1,241 Booking Holdings, Inc. 6,700,494
490 Deckers Outdoor Corp.
(a)
49,671
14,025 DR Horton, Inc. 2,376,817
391 Evolution AB, ADR 32,058
9,444,897
Consumer Discretionary - 8.4%
126,668 Arcos Dorados Holdings, Inc., Class A 855,009
34,000 Becle SAB de CV 34,663
39,408 Comcast Corp., Class A 1,238,199
12,753 CVS Health Corp. 961,449
400 Domino's Pizza, Inc. 172,684
15,600 General Motors Co. 951,132
3,775 Genuine Parts Co. 523,215
13,500 Grand Canyon Education, Inc.
(a)
2,963,520
210,501 Lincoln Educational Services Corp.
(a)
4,946,773
19,060 Lowe's Cos., Inc. 4,789,969
3,871 McDonald's Corp. 1,176,358
61,302 Sally Beauty Holdings, Inc.
(a)
997,997
3,870 The Home Depot, Inc. 1,568,085
50 Ulta Beauty, Inc.
(a)
27,338
37,350 Walmart, Inc. 3,849,291
4,550 Yum China Holdings, Inc. 195,286
7,050 Yum! Brands, Inc. 1,071,600
26,322,568
Consumer Staples - 18.4%
65,455 Altria Group, Inc. 4,323,957
88,205 British American Tobacco PLC, ADR 4,681,921
13,200 Coca-Cola HBC AG, ADR
(a)
622,380
3,535 Diageo PLC, ADR 337,345
11,221 Kenvue, Inc. 182,117
9,450 Keurig Dr Pepper, Inc. 241,069
50,327 Molson Coors Beverage Co., Class B 2,277,297
69,600 Monster Beverage Corp.
(a)
4,684,776
38,595 PepsiCo., Inc. 5,420,282
89,375 Philip Morris International, Inc. 14,496,625
36,044 The Coca-Cola Co. 2,390,438
5,225 The Hershey Co. 977,336
192,226 The Kroger Co. 12,957,955
3,140 The Procter & Gamble Co. 482,461
54,421 Unilever PLC, ADR 3,226,077
57,302,036
Energy - 3.4%
127,510 BP PLC, ADR 4,393,994
7,630 Chevron Corp. 1,184,863
13,600 ConocoPhillips 1,286,424
4,000 Devon Energy Corp. 140,240
7,800 Phillips 66 1,060,956
14,415 Valero Energy Corp. 2,454,298
10,520,775
Financials - 26.4%
53,260 Aflac, Inc. 5,949,142
51,445 American International Group, Inc. 4,040,490
2,780 Ameriprise Financial, Inc. 1,365,675
Shares Security Description Value
Financials - 26.4% (continued)
400 Aon PLC, Class A $ 142,632
5,480 Arch Capital Group, Ltd.
(a)
497,200
198,374 Bank of America Corp. 10,234,115
15,925 Berkshire Hathaway, Inc., Class B
(a)
8,006,135
100 Capital One Financial Corp. 21,258
60,674 Central Pacific Financial Corp. 1,840,849
25,975 Citigroup, Inc. 2,636,463
5,616 Colliers International Group, Inc. 877,275
5,616 FirstService Corp. 1,069,792
2,025 Marsh & McLennan Cos., Inc. 408,098
27,194 Mastercard, Inc., Class A 15,468,219
1,100 PayPal Holdings, Inc.
(a)
73,766
1,700 Ryan Specialty Holdings, Inc. 95,812
136,625 The Bank of New York Mellon Corp. 14,886,660
650 The Charles Schwab Corp. 62,056
11,068 The Travelers Cos., Inc. 3,090,407
3,200 U.S. Bancorp 154,656
15,249 Unum Group 1,186,067
29,000 Visa, Inc., Class A 9,900,020
7,000 Wells Fargo & Co. 586,740
82,593,527
Health Care - 15.2%
27,784 Abbott Laboratories 3,721,389
2,213 AbbVie, Inc. 512,398
150 Amgen, Inc. 42,330
5,400 Becton Dickinson & Co. 1,010,718
1,295 Biogen, Inc.
(a)
181,404
12,161 Elevance Health, Inc. 3,929,462
38,711 Johnson & Johnson 7,177,794
80,518 Medtronic PLC 7,668,534
68,854 Merck & Co., Inc. 5,778,916
8,370 Organon & Co. 89,392
6,282 Pfizer, Inc. 160,065
14,097 Quest Diagnostics, Inc. 2,686,606
8,209 The Cigna Group 2,366,244
27,855 UnitedHealth Group, Inc. 9,618,332
26,750 Zimmer Biomet Holdings, Inc. 2,634,875
47,578,459
Industrials - 5.9%
400 Builders FirstSource, Inc.
(a)
48,500
41,235 CAE, Inc.
(a)
1,222,205
1,240 Caterpillar, Inc. 591,666
97,291 Corning, Inc. 7,980,781
1,550 FedEx Corp. 365,506
700 Ferguson Enterprises, Inc. 157,206
69,882 Gates Industrial Corp. PLC
(a)
1,734,471
300 General Dynamics Corp. 102,300
3,500 Johnson Controls International PLC 384,825
28,275 RTX Corp. 4,731,256
2,830 The Boeing Co.
(a)
610,799
7,440 United Parcel Service, Inc., Class B 621,463
18,550,978
Information Technology - 11.2%
40,550 Alphabet, Inc., Class A 9,857,705
17,625 Cognizant Technology Solutions Corp.,
Class A 1,182,109
1,075 Fiserv, Inc.
(a)
138,600
19,126 Forrester Research, Inc.
(a)
202,736
3,530 Meta Platforms, Inc., Class A 2,592,361
40,656 Microsoft Corp. 21,057,775
35,031,286

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Shares Security Description Value
Materials - 2.2%
14,225 Celanese Corp., Class A $ 598,588
30,258 Corteva, Inc. 2,046,349
28,458 Dow, Inc. 652,542
24,040 DuPont de Nemours, Inc. 1,872,716
2,149 International Flavors & Fragrances, Inc. 132,250
25,505 LyondellBasell Industries NV, Class A 1,250,765
4,980 The Mosaic Co. 172,706
6,725,916
Transportation - 0.2%
2,610 Union Pacific Corp. 616,926
Total Common Stock (Cost $87,649,870) 295,333,206
Shares Security Description Rate Value
Preferred Stock - 0.7%
Information Technology - 0.7%
118,059 Iterate Studio, Inc.
(b)
(Cost
$1,999,990) 0.00% 1,999,990
Total Equity Securities (Cost $89,649,860) 297,333,196
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 4.4%
Corporate Non-Convertible Bonds - 0.7%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(c)(d)
6.63% 02/15/45 399,786
Financials - 0.5%
300,000 JPMorgan
Chase & Co.
(callable at
100)
(c)(d)
3.65  09/01/69 297,076
500,000 JPMorgan
Chase & Co.
(callable at
100)
(c)(d)
7.14  11/01/22 504,014
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(c)(d)
6.13  11/10/64 350,597
400,000 Truist Financial
Corp. (callable
at 100)
(c)(d)
5.13  06/15/49 396,459
1,548,146
Utilities - 0.1%
345,000 Sempra
(c)
6.40  10/01/54 353,006
Total Corporate Non-Convertible Bonds (Cost
$2,242,738) 2,300,938
U.S. Government & Agency Obligations - 3.7%
U.S. Treasury Securities - 3.7%
4,000,000 U.S. Treasury
Bill
(e)
4.03  10/21/25 3,991,024
7,500,000 U.S. Treasury
Bill
(e)
4.03  10/30/25 7,475,570
11,466,594
Total U.S. Government & Agency Obligations
(Cost $11,466,825) 11,466,594
Total Fixed Income Securities (Cost
$13,709,563) 13,767,532
Shares Security Description Value
Money Market Fund - 0.4%
1,295,409 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 4.04%
(f)
(Cost $1,295,409) $ 1,295,409
Investments, at value - 100.0% (Cost $104,654,832) $ 312,396,137
Other Assets & Liabilities, Net - 0.0% 70,916
Net Assets - 100.0% $ 312,467,053
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $1,999,990 or 0.7% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2025.
(d) Perpetual maturity security.
(e) Zero coupon bond. Interest rate presented is yield to maturity.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 645,838 $ – $ – $ 645,838
Consumer Cyclical 9,444,897 – – 9,444,897
Consumer Discretionary 26,322,568 – – 26,322,568
Consumer Staples 57,302,036 – – 57,302,036
Energy 10,520,775 – – 10,520,775
Financials 82,593,527 – – 82,593,527
Health Care 47,578,459 – – 47,578,459
Industrials 18,550,978 – – 18,550,978
Information Technology 35,031,286 – – 35,031,286
Materials 6,725,916 – – 6,725,916
Transportation 616,926 – – 616,926
Preferred Stock
Information Technology – – 1,999,990 1,999,990
Corporate Non-
Convertible Bonds – 2,300,938 – 2,300,938
U.S. Government &
Agency Obligations – 11,466,594 – 11,466,594
Money Market Fund 1,295,409 – – 1,295,409
Investments at Value $ 296,628,615 $ 13,767,532 $ 1,999,990 $ 312,396,137

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Preferred Stock
Balance as of 06/30/25 $ 1,999,990
Balance as of 09/30/25 $ 1,999,990
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of September 30,
2025:
Investments in Securities
Fair Value at
09/30/25
Valuation
Technique(s)
Unobservable
Inputs
Range as of
09/30/25
Weighted Average
as of 09/30/25
Iterate Studio, Inc. $1,999,990 Transaction Price Transaction Price $16.9406 $16.9406